TAX STATUS	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
TAX STATUS [Abstract]
TAX STATUS
6.
TAX STATUS

On June 30, 2020, the IRS stated that the prototype plan adopted by the Plan, as then designed, qualifies under Internal Revenue Code (“IRC”) 401(a). The Plan has not received a determination letter specific to the Plan itself; however, the Plan’s management and tax counsel believe that the Plan was designed and was being operated in compliance with the applicable requirements of the IRC and, therefore, that the Plan is qualified and the related trust is tax exempt.

GAAP requires management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the taxing authorities. Management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of any tax periods in progress.